Document and Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Brookfield Infrastructure Partners L.P.
Entity Central Index Key	0001406234
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity Common Stock, Shares Outstanding	276,785,243
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No